Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000096223
Entity Registrant Name	LEUCADIA NATIONAL CORP